Related Party Transactions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 8 – RELATED PARTY TRANSACTIONS

Details of transactions between the Corporation and related parties are disclosed below.

The following transactions were carried out with related parties:

1. Loans to related parties:

	September 30, 2015	December 31, 2015
	Note face amount	Note face amount
Convertible Note WS - March 31, 2014 (a)	$157,500	$157,500
Convertible Note WS - June 30, 2014 (a)	$110,741	$110,741
Convertible Note WS - September 30, 2014 (a)	$98,575	$98,575
Convertible Note WS - September 30, 2015 (a)	$316,046	$316,046
WS Loans (b)	$-3,635	$115,158
Total	$679,227	$798,020

(a) See Note 6 for details of Convertible notes.

(b) From time to time, the president and stockholder of the Company provides advances to the Company for its working capital purposes. These advances bear no interest and are due on demand.

2. On April 29, 2015, the Company issued 3,001,702 shares of its common stock to Warren Sheppard (previously authorized by for issuance by the company on December 10, 2014) pursuant to his employment agreement.

NOTE 9 – RELATED PARTY TRANSACTIONS

Details of transactions between the Corporation and related parties are disclosed below.

The following transactions were carried out with related parties:

	September 30, 2015	September 30, 2014
Loan from related party - unsecured loan (a)	$679,227	$339,920
Convertible loans (b)	$182,166	$366,816
Loan from related party	$861,393	$706,736

(a) From time to time, the president and stockholder of the Company provides advances to the Company for its working capital purposes. These advances bear no interest and are due on demand.

(b) See Note 6 for details of Convertible notes.

(c) On April 29, 2015, the Company issued 3,001,702 shares of its common stock to Warren Sheppard (previously authorized by for issuance by the company on December 10, 2014) pursuant to his employment agreement.

(d) The Company has entered into related party acquisitions. Details of these transactions are provided therewith Five Arrows, as described in more detail in Note 10 below.